CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Parent Company CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Retained earnings/(accumulated deficit) CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Balance at beginning of the period at Dec. 31, 2013	¥ 314,648	¥ 390	¥ 319,244	¥ (4,986)		¥ 17,516		¥ 332,164
Shares outstanding, beginning of the period at Dec. 31, 2013 | shares		600,000,000
Increase (Decrease) in Stockholders' Equity
Deemed distribution to shareholders of Shanghai Zhongtongji in connection with 2013 Restructuring	(222,401)		(222,401)					(222,401)
Net income (loss)	406,426			406,426		(423)		406,003
Fair value of ordinary shares issued for business acquisitions	2,379,182		2,379,182					2,379,182
Additional capital contribution from shareholders	500,000		500,000					500,000
Fair value of ordinary shares issued for acquisition of equity investees	220,955		220,955					220,955
Repurchase of ordinary shares (Note 16)	(230,000)		(230,000)					(230,000)
Repurchase of ordinary shares (Note 16) (in shares) | shares		(13,800,000)
Capital contribution from noncontrolling interest shareholder						9,800		9,800
Balance at ending of the period at Dec. 31, 2014	3,368,810	¥ 390	2,966,980	401,440		26,893		3,395,703
Shares outstanding, end of the period at Dec. 31, 2014 | shares		586,200,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	1,331,755			1,331,755		(137)		1,331,618
Distribution of dividends	(115,000)			(115,000)				(115,000)
Foreign currency translation adjustments	(13,749)				¥ (13,749)			(13,749)
Ordinary shares consideration for business acquisitions	1,314,569		1,314,569					1,314,569
Ordinary shares consideration for business acquisitions (in shares) | shares		13,800,000
Acquisition of noncontrolling interest of the Group's subsidiaries	(228)		(228)			(14,772)		(15,000)
Change in redemption value of convertible redeemable preferred shares	(28,775)			(28,775)				(28,775)
Balance at ending of the period at Dec. 31, 2015	5,857,382	¥ 390	4,281,321	1,589,420	(13,749)	11,984		5,869,366
Shares outstanding, end of the period at Dec. 31, 2015 | shares		600,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	2,053,855			2,053,855		(2,252)	$ 295,493	2,051,603
Additional capital contribution from shareholders	11,789		11,789					11,789
Foreign currency translation adjustments	308,398				308,398		44,419	308,398
Ordinary shares consideration for business acquisitions	30,066	¥ 9	30,057					30,066
Ordinary shares consideration for business acquisitions (in shares) | shares		13,826,522
Conversion of redeemable and contingently convertible share units	236,181	¥ 2	236,179					236,181
Conversion of redeemable and contingently convertible share units (in shares) | shares		3,504,000
Ordinary shares issued for share based compensation	71,019	¥ 1	71,018					71,019
Ordinary shares issued for share based compensation (in shares) | shares		1,054,164
Share based compensation related share options	502		502					502
Capital contribution from noncontrolling interest shareholder	4,000		4,000			6,000		10,000
Acquisition of noncontrolling interest of the Group's subsidiaries	11,139		11,139			(10,018)		1,121
Change in redemption value of convertible redeemable preferred shares	(133,568)			(133,568)				(133,568)
Conversion of preferred shares into Class A ordinary shares upon IPO	2,110,423	¥ 20	2,110,403					2,110,423
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares) | shares		30,079,918
Issuance of ordinary shares for initial public offering ("IPO"), net of issuance costs RMB339,355	9,183,847	¥ 49	9,183,798					9,183,847
Issuance of ordinary shares for initial public offering ("IPO"), net of issuance costs RMB339,355 (in shares) | shares		72,100,000
Balance at ending of the period at Dec. 31, 2016	¥ 19,745,033	¥ 471	¥ 15,940,206	¥ 3,509,707	¥ 294,649	¥ 5,714	$ 2,844,699	¥ 19,750,747
Shares outstanding, end of the period at Dec. 31, 2016 | shares		720,564,604